Share-based payments reserve (Details 4)	6 Months Ended
Feb. 29, 2024 shares
Notes and other explanatory information [abstract]
Number of Rsu shares, beginning balance	3,473,077
Restricted share units, granted	57,432
Restricted share units, vested	(753,333)
Number of Rsu shares, ending balance	2,777,176